Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other

Million US dollar	31 December 2023	31 December 2022

Collateral given for own liabilities	277	306

Contractual commitments to purchase property, plant and equipment	641	538

Contractual commitments to acquire loans to associates/customers	59	72

Other commitments	1 846	1 800